UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2003

Item 1. Reports to Stockholders

Spartan®

Money Market

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/03	% of fund's investments 4/30/03	% of fund's investments 10/31/02
0 - 30	51.2	45.7	47.9
31 - 90	22.7	27.7	29.0
91 - 180	10.2	14.9	17.3
181 - 397	15.9	11.7	5.8
Weighted Average Maturity
	10/31/03	4/30/03	10/31/02
Spartan Money Market Fund	75 Days	72 Days	60 Days
All Taxable Money Market Funds Average*	57 Days	53 Days	54 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
Commercial Paper 11.8%	Commercial Paper 19.2%
Bank CDs, BAs, TDs, and Notes 44.0%	Bank CDs, BAs, TDs, and Notes 45.5%
Government Securities 29.8%	Government Securities 20.7%
Other Investments 17.2%	Other Investments 15.6%
Net Other Assets** (2.8)%	Net Other Assets** (1.0)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Conoco, Inc.
4/15/04	1.28%	$ 2,746	$ 2,802
Certificates of Deposit - 26.7%
Domestic Certificates Of Deposit - 0.3%
Standard Federal Bank
11/12/03	1.08	20,000	20,000
London Branch, Eurodollar, Foreign Banks - 14.7%
Banco Bilbao Vizcaya Argentaria SA
1/16/04	1.05	5,000	5,000
Barclays Bank PLC
11/7/03	1.05	20,000	20,000
11/28/03	1.05	15,000	15,000
3/8/04	1.16	65,000	65,000
Credit Agricole Indosuez
11/13/03	1.21	55,000	55,000
8/5/04	1.39	30,000	30,000
8/5/04	1.40	30,000	30,000
Credit Lyonnais SA
2/26/04	1.16	25,000	24,998
3/9/04	1.16	25,000	25,000
Deutsche Bank AG
11/3/03	1.07	65,000	65,000
11/18/03	1.07	75,000	75,000
Dresdner Bank AG
12/19/03	1.09	65,000	65,000
HBOS Treasury Services PLC
1/20/04	1.12	97,000	97,000
1/29/04	1.11	20,000	20,000
2/23/04	1.15	20,000	20,000
2/27/04	1.13	30,000	30,000
3/3/04	1.15	75,000	75,000
ING Bank NV
11/7/03	1.05	35,000	35,000
Norddeutsche Landesbank Girozentrale
3/5/04	1.16	25,000	25,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Nordea Bank Finland PLC
2/27/04	1.15%	$ 35,000	$ 35,000
Societe Generale
11/12/03	1.19	55,000	55,000
WestLB AG
1/12/04	1.12	55,000	55,000
			921,998
New York Branch, Yankee Dollar, Foreign Banks - 11.7%
BNP Paribas SA
11/3/03	1.04 (b)	120,000	119,982
8/5/04	1.41	40,000	40,000
Canadian Imperial Bank of Commerce
11/15/03	1.14 (b)	60,000	60,000
Credit Agricole Indosuez
11/3/03	1.04 (b)	30,000	29,996
11/3/03	1.07 (b)	30,000	29,999
11/28/03	1.06 (b)	30,000	29,995
Deutsche Bank AG
7/26/04	1.26	35,000	35,000
Dexia Bank SA
11/3/03	1.06	130,000	130,000
Norddeutsche Landesbank Girozentrale
11/17/03	1.20	10,000	10,000
Royal Bank of Canada
11/3/03	1.04 (b)	50,000	49,995
Societe Generale
11/3/03	1.04 (b)	50,000	49,995
11/3/03	1.05 (b)	45,000	44,998
11/3/03	1.06 (b)	40,000	39,987
WestLB AG
12/12/03	1.08	60,000	60,000
			729,947
TOTAL CERTIFICATES OF DEPOSIT			1,671,945
Commercial Paper - 11.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Aegon Funding Corp.
11/25/03	1.10%	$ 15,000	$ 14,989
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/14/03	1.07	15,000	14,994
11/20/03	1.09	50,000	49,971
DaimlerChrysler NA Holding Corp.
11/3/03	1.29	5,000	5,000
11/6/03	1.26	10,000	9,998
11/12/03	1.30	15,000	14,994
11/17/03	1.30	20,000	19,988
11/18/03	1.31	5,000	4,997
11/19/03	1.28	8,000	7,995
Emerald (MBNA Credit Card Master Note Trust)
12/11/03	1.10	10,000	9,988
Falcon Asset Securitization Corp.
11/6/03	1.06	130,000	129,981
Ford Motor Credit Co.
11/5/03	1.28	7,000	6,999
11/17/03	1.31	10,000	9,994
12/1/03	1.28	10,000	9,989
12/4/03	1.28	5,000	4,994
GE Capital International Funding, Inc.
11/7/03	1.08	30,000	29,995
12/16/03	1.08	5,000	4,993
General Electric Capital Corp.
12/2/03	1.15	10,000	9,990
5/4/04	1.19	25,000	24,848
General Electric Co.
11/20/03	1.07	20,000	19,989
Govco, Inc.
11/4/03	1.07	50,000	49,996
Grampian Funding Ltd.
1/21/04	1.10	65,000	64,839
2/4/04	1.10	15,000	14,956
Household Finance Corp.
3/15/04	1.13	5,000	4,979
Montauk Funding Corp.
1/26/04	1.10	10,000	9,974
Motown Notes Program
11/10/03	1.09	20,000	19,995
12/2/03	1.10	10,000	9,991
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Newcastle (Discover Card Master Trust)
11/4/03	1.09%	$ 10,000	$ 9,999
11/21/03	1.08	10,000	9,994
Paradigm Funding LLC
1/26/04	1.10	5,000	4,987
1/27/04	1.10	10,000	9,973
Park Granada LLC
11/13/03	1.10	25,000	24,991
11/19/03	1.10	15,000	14,992
11/20/03	1.10	30,000	29,983
12/4/03	1.09	15,000	14,985
12/4/03	1.12	15,000	14,985
1/21/04	1.13	5,000	4,987
Sears Roebuck Acceptance Corp.
11/17/03	1.32	5,000	4,997
12/3/03	1.31	3,000	2,997
12/4/03	1.31	5,000	4,994
TOTAL COMMERCIAL PAPER			732,280
Federal Agencies - 29.8%

Fannie Mae - 17.3%
Agency Coupons - 9.0%
12/10/03	1.08 (b)	50,000	50,000
12/23/03	1.07 (b)	50,000	49,985
7/20/04	1.06	70,000	70,000
7/23/04	1.08	53,000	53,000
8/30/04	1.25	75,000	75,000
9/14/04	1.45	25,000	25,000
9/24/04	1.50	35,000	35,000
9/27/04	1.50	20,000	20,000
10/1/04	1.55	60,000	60,000
10/25/04	1.35	50,000	50,000
11/2/04	1.35	40,000	40,000
11/15/04	1.43	40,000	40,000
			567,985
Discount Notes - 8.3%
11/12/03	1.16	50,000	49,982
11/14/03	1.44	85,000	84,956
11/14/03	1.45	40,000	39,979
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
Discount Notes - continued
12/12/03	1.34%	$ 87,146	$ 87,015
12/12/03	1.35	25,000	24,962
1/21/04	1.09	36,000	35,912
2/17/04	1.15	70,000	69,761
2/18/04	1.15	46,000	45,841
7/23/04	1.25	50,000	49,544
7/23/04	1.27	7,000	6,936
7/23/04	1.29	25,000	24,766
			519,654
			1,087,639
Federal Home Loan Bank - 7.0%
Agency Coupons - 7.0%
11/25/03	1.04 (b)	44,000	43,967
12/21/03	1.07 (b)	100,000	99,970
1/19/04	1.08 (b)	11,000	10,995
1/30/04	1.32	20,000	20,000
7/6/04	1.23	150,000	150,002
8/4/04	1.25	25,000	25,000
9/3/04	1.49	65,000	65,000
9/24/04	1.44	22,000	22,000
			436,934
Freddie Mac - 5.5%
Agency Coupons - 0.6%
7/27/04	1.20	40,000	40,000
Discount Notes - 4.9%
11/6/03	1.08	95,000	94,986
11/19/03	1.16	50,000	49,971
12/4/03	1.14	14,000	13,985
12/4/03	1.15	65,000	64,932
2/23/04	1.15	80,000	79,711
			303,585
			343,585
TOTAL FEDERAL AGENCIES			1,868,158
Bank Notes - 1.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
National City Bank, Indiana
11/3/03	1.04% (b)	$ 35,000	$ 34,993
Wells Fargo Bank NA, San Francisco
11/3/03	1.04 (b)	50,000	49,995
TOTAL BANK NOTES			84,988
Master Notes - 4.0%

General Motors Acceptance Corp. Mortgage Credit
11/3/03	1.62 (c)	60,000	59,995
Goldman Sachs Group, Inc.
12/5/03	1.13 (c)	40,000	40,000
1/27/04	1.20 (c)	33,000	33,000
2/17/04	1.18 (c)	60,000	60,000
3/2/04	1.19 (c)	60,000	60,000
TOTAL MASTER NOTES			252,995
Medium-Term Notes - 8.0%

American Express Credit Corp.
11/20/03	1.14 (a)(b)	20,000	19,990
Australia & New Zealand Banking Group Ltd.
12/5/03	1.20 (b)	5,000	5,002
Bank One NA, Chicago
11/3/03	1.04 (b)	10,000	10,000
Chase Manhattan Auto Owner Trust
8/16/04	1.04	6,550	6,550
General Electric Capital Corp.
11/10/03	1.20 (b)	55,000	55,000
11/17/03	1.20 (b)	60,000	60,007
Harwood Street Funding I LLC
11/20/03	1.24 (a)(b)	25,000	25,000
HBOS Treasury Services PLC
12/24/03	1.13 (b)	60,000	60,000
Household Finance Corp.
11/18/03	1.13 (b)	15,000	15,000
Salomon Smith Barney Holdings, Inc.
12/10/03	1.26 (b)	50,000	50,046
SLM Corp.
11/3/03	1.12 (a)(b)	35,000	35,000
USAA Auto Owner Trust
7/15/04	1.03	7,912	7,912
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Verizon Global Funding Corp.
12/15/03	1.23% (b)	$ 40,000	$ 40,001
12/15/03	1.59 (b)	80,000	80,000
Wells Fargo & Co.
11/3/03	1.11 (b)	30,000	30,000
TOTAL MEDIUM-TERM NOTES			499,508
Short-Term Notes - 3.9%

Jackson National Life Insurance Co.
1/2/04	1.29 (b)(c)	34,000	34,000
Metropolitan Life Insurance Co.
11/28/03	1.73 (b)	10,000	10,000
1/2/04	1.35 (b)(c)	25,000	25,000
Monumental Life Insurance Co.
11/1/03	1.26 (b)(c)	29,000	29,000
11/3/03	1.32 (b)(c)	35,000	35,000
New York Life Insurance Co.
1/2/04	1.29 (b)(c)	60,000	60,000
Transamerica Occidental Life Insurance Co.
11/3/03	1.29 (b)(c)	50,000	50,000
TOTAL SHORT-TERM NOTES			243,000
Municipal Securities - 0.1%

West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 1.5% tender 11/26/03, CP mode
11/26/03	1.50	3,630	3,630
Repurchase Agreements - 17.2%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 10/31/03 due 11/3/03 At 1.07%)	$ 726	726
With:
Banc of America Securities LLC At 1.19%, dated 10/31/03 due 11/3/03 (Collateralized by Corporate Obligations with principal amounts of $272,394,469, 1.74% - 12.75%, 12/1/03 - 7/15/48)	279,028	279,000
Citigroup Global Markets, Inc. At 1.11%, dated 10/31/03 due 11/3/03 (Collateralized by Government Obligations with principal amounts of $558,472,808, 3.75% - 8%, 8/15/13 - 10/1/33)	251,023	251,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Goldman Sachs & Co. At 1.12%, dated 9/10/03 due 11/12/03 (Collateralized by Corporate Obligations with principal amounts of $236,941,850, 6.5% - 14.5%, 1/15/08 - 4/1/13)	$ 90,176	$ 90,000
J.P. Morgan Securities, Inc. At:
1.09%, dated 10/20/03 due 11/19/03 (Collateralized by Corporate Obligations with principal amounts of $17,905,000, 1.17% - 7.88%, 12/15/03 - 6/1/27)	19,017	19,000
1.13%, dated 10/20/03 due 11/19/03 (Collateralized by Corporate Obligations with principal amounts of $25,365,000, 1.17% - 7.88%, 12/15/03 - 2/1/11)	25,024	25,000
Merrill Lynch, Pierce, Fenner & Smith At 1.19%, dated 10/31/03 due 11/3/03 (Collateralized by Corporate Obligations with principal amounts of $155,778,000, 5.25% - 11%, 12/1/03 - 6/15/31)	150,015	150,000
Morgan Stanley & Co. At:
1.12%, dated 10/31/03 due 11/3/03 (Collateralized by Commercial Paper Obligations with principal amounts of $153,323,873, 0% - 1.03%, 11/10/03 - 2/5/04)	150,014	150,000
1.13%, dated 10/29/03 due 12/10/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $117,756,787, 2.02% - 9.5%, 10/15/09 - 10/25/33)	110,145	110,000
TOTAL REPURCHASE AGREEMENTS		1,074,726
TOTAL INVESTMENT PORTFOLIO - 102.8%		6,434,032
NET OTHER ASSETS - (2.8)%		(177,166)
NET ASSETS - 100%		$ 6,256,866
Total Cost for Income Tax Purposes $ 6,434,032
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $79,990,000 or 1.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
General Motors Acceptance Corp. Mortgage Credit 1.62%, 11/3/03	10/1/03	$ 59,995
Goldman Sachs Group, Inc.: 1.13%, 12/5/03	7/7/03	$ 40,000
1.18%, 2/17/04	9/22/03	$ 60,000
1.19%, 3/2/04	10/27/03	$ 60,000
1.20%, 1/27/04	8/12/03	$ 33,000
Jackson National Life Insurance Co. 1.29%, 1/2/04	3/31/03	$ 34,000
Metropolitan Life Insurance Co. 1.35%, 1/2/04	3/26/02	$ 25,000
Monumental Life Insurance Co.: 1.26%, 11/1/03	7/31/98 - 9/17/98	$ 29,000
1.32%, 11/3/03	2/1/00	$ 35,000
New York Life Insurance Co. 1.29%, 1/2/04	2/28/02	$ 60,000
Transamerica Occidental Life Insurance Co. 1.29%, 11/3/03	4/28/00	$ 50,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $485,995,000 or 7.8% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $6,919,000. The weighted average interest rate was 1.12%. Interest earned from the interfund lending program amounted to $215 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At April 30, 2003, the fund had a capital loss carryforward of approximately $42,000 of which $40,000 and $2,000 will expire on April 30, 2004 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,074,726) - See accompanying schedule		$ 6,434,032
Receivable for fund shares sold		5,709
Interest receivable		7,345
Other receivables		9
Total assets		6,447,095

Liabilities
Payable for investments purchased	$ 130,000
Payable for fund shares redeemed	57,719
Distributions payable	132
Accrued management fee	2,227
Other payables and accrued expenses	151
Total liabilities		190,229

Net Assets		$ 6,256,866
Net Assets consist of:
Paid in capital		$ 6,257,005
Accumulated net realized gain (loss) on investments		(139)
Net Assets, for 6,256,494 shares outstanding		$ 6,256,866
Net Asset Value, offering price and redemption price per share ($6,256,866 ÷ 6,256,494 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 41,736

Expenses
Management fee	$ 13,925
Non-interested trustees' compensation	14
Total expenses before reductions	13,939
Expense reductions	(2)	13,937
Net investment income		27,799
Net realized gain (loss) on investment securities		(95)
Net increase in net assets resulting from operations		$ 27,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,799	$ 103,019
Net realized gain (loss)	(95)	452
Net increase (decrease) in net assets resulting from operations	27,704	103,471
Distributions to shareholders from net investment income	(27,799)	(103,019)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,357,622	3,981,298
Reinvestment of distributions	26,548	98,002
Cost of shares redeemed	(2,190,486)	(5,322,758)
Net increase (decrease) in net assets and shares resulting from share transactions	(806,316)	(1,243,458)
Total increase (decrease) in net assets	(806,411)	(1,243,006)

Net Assets
Beginning of period	7,063,277	8,306,283
End of period	$ 6,256,866	$ 7,063,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.013	.028	.060	.052	.050
Distributions from net investment income	(.004)	(.013)	(.028)	(.060)	(.052)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.42%	1.35%	2.81%	6.14%	5.30%	5.12%
Ratios to Average Net AssetsE
Expenses before expense reductions	.42%A	.42%	.43%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.42%A	.42%	.43%	.45%	.45%	.45%
Expenses net of all reductions	.42%A	.42%	.42%	.45%	.45%	.45%
Net investment income	.83%A	1.35%	2.82%	5.96%	5.18%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 6,257	$ 7,063	$ 8,306	$ 10,317	$ 9,496	$ 9,508

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan® Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $28 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $2.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government Money
Market Fund

Spartan U.S. Treasury Money Market
Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPM-USAN-1203
1.784868.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Government
Money Market

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/03	% of fund's investments 4/30/03	% of fund's investments 10/31/02
0 - 30	47.0	67.3	53.7
31 - 90	31.8	6.6	19.1
91 - 180	7.7	16.6	12.8
181 - 397	13.5	9.5	14.4
Weighted Average Maturity
	10/31/03	4/30/03	10/31/02
Spartan U.S. Government Money Market Fund	76 Days	60 Days	75 Days
Government Retail Money Market Funds Average *	58 Days	53 Days	53 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
Federal Agency Issues 85.6%	Federal Agency Issues 46.3%
U.S. Treasury Obligations 0.0%	U.S. Treasury Obligations 2.7%
Repurchase Agreements 15.5%	Repurchase Agreements 51.0%
Net Other Assets** (1.1)%	Net Other Assets 0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 85.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 47.7%
Agency Coupons - 25.1%
11/3/03	0.98% (a)	$ 10,000,000	$ 9,992,426
11/3/03	1.00 (a)	10,000,000	9,995,488
11/27/03	1.01 (a)	30,000,000	29,972,745
11/28/03	1.04 (a)	15,000,000	14,992,097
12/10/03	1.08 (a)	15,000,000	15,000,000
12/24/03	1.07 (a)	30,000,000	29,995,479
1/7/04	1.03 (a)	10,000,000	9,994,131
5/14/04	1.25	4,600,000	4,705,285
8/30/04	1.25	10,000,000	10,000,000
9/14/04	1.45	4,000,000	4,000,000
9/24/04	1.50	5,000,000	5,000,000
10/25/04	1.35	15,000,000	15,000,000
11/2/04	1.35	5,000,000	5,000,000
11/15/04	1.43	7,000,000	7,000,000
			170,647,651
Discount Notes - 22.6%
11/12/03	1.16	35,000,000	34,987,701
11/21/03	1.04	20,000,000	19,988,444
11/25/03	1.05	4,149,000	4,146,096
11/26/03	1.15	22,000,000	21,982,583
12/1/03	1.11	4,681,000	4,676,670
12/12/03	1.45	5,000,000	4,991,857
12/31/03	1.05	20,000,000	19,965,000
1/14/04	1.09	15,000,000	14,966,392
2/2/04	1.15	2,089,000	2,082,794
2/11/04	1.15	10,000,000	9,967,700
3/17/04	1.13	11,000,000	10,952,906
4/28/04	1.15	5,100,000	5,071,092
			153,779,235
			324,426,886
Federal Home Loan Bank - 18.5%
Agency Coupons - 14.1%
11/25/03	1.04 (a)	24,000,000	23,987,332
12/15/03	1.06 (a)	25,000,000	24,992,858
12/21/03	1.07 (a)	5,000,000	4,998,488
12/26/03	1.09	5,000,000	5,014,182
7/6/04	1.23	15,000,000	15,000,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Agency Coupons - continued
8/4/04	1.25%	$ 5,000,000	$ 5,000,000
8/18/04	1.30	7,000,000	7,000,000
9/3/04	1.49	5,000,000	5,000,000
9/24/04	1.44	5,000,000	5,000,000
			95,992,860
Discount Notes - 4.4%
1/23/04	1.11	23,999,000	23,938,136
2/25/04	1.35	6,000,000	5,973,988
			29,912,124
			125,904,984
Freddie Mac - 19.4%
Agency Coupons - 0.8%
7/27/04	1.20	5,000,000	5,000,000
Discount Notes - 18.6%
11/6/03	1.08	20,000,000	19,997,000
11/17/03	1.16	7,486,000	7,482,174
11/21/03	1.05	20,000,000	19,988,361
12/4/03	1.09	15,000,000	14,985,081
12/24/03	1.08	25,000,000	24,960,434
1/23/04	1.09	20,000,000	19,949,739
2/26/04	1.30	9,100,000	9,062,144
3/12/04	1.15	5,000,000	4,979,100
3/25/04	1.30	5,000,000	4,974,222
			126,378,255
			131,378,255
TOTAL FEDERAL AGENCIES			581,710,125
Repurchase Agreements - 15.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 10/31/03 due 11/3/03 At 1.07%)	$ 105,403,399	$ 105,394,000
TOTAL INVESTMENT PORTFOLIO - 101.1%		687,104,125
NET OTHER ASSETS - (1.1)%		(7,144,766)
NET ASSETS - 100%		$ 679,959,359
Total Cost for Income Tax Purposes $ 687,104,125
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $105,394,000) - See accompanying schedule		$ 687,104,125
Receivable for fund shares sold		92,997
Interest receivable		551,001
Total assets		687,748,123

Liabilities
Payable to custodian bank	$ 37
Payable for fund shares redeemed	7,528,552
Distributions payable	16,488
Accrued management fee	238,046
Other payables and accrued expenses	5,641
Total liabilities		7,788,764

Net Assets		$ 679,959,359
Net Assets consist of:
Paid in capital		$ 679,973,656
Accumulated net realized gain (loss) on investments		(14,297)
Net Assets, for 679,913,044 shares outstanding		$ 679,959,359
Net Asset Value, offering price and redemption price per share ($679,959,359 ÷ 679,913,044 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 4,270,023

Expenses
Management fee	$ 1,483,330
Non-interested trustees' compensation	1,673
Total expenses before reductions	1,485,003
Expense reductions	(158)	1,484,845
Net investment income		2,785,178
Net realized gain (loss) on investment securities		(13,793)
Net increase in net assets resulting from operations		$ 2,771,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,785,178	$ 10,810,919
Net realized gain (loss)	(13,793)	14,517
Net increase (decrease) in net assets resulting from operations	2,771,385	10,825,436
Distributions to shareholders from net investment income	(2,785,178)	(10,810,919)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	150,899,090	341,006,209
Reinvestment of distributions	2,640,920	10,116,056
Cost of shares redeemed	(212,706,086)	(530,801,437)
Net increase (decrease) in net assets and shares resulting from share transactions	(59,166,076)	(179,679,172)
Total increase (decrease) in net assets	(59,179,869)	(179,664,655)

Net Assets
Beginning of period	739,139,228	918,803,883
End of period	$ 679,959,359	$ 739,139,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.013	.028	.059	.050	.049
Distributions from net investment income	(.004)	(.013)	(.028)	(.059)	(.050)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.39%	1.30%	2.84%	6.02%	5.17%	5.02%
Ratios to Average Net AssetsE
Expenses before expense reductions	.42% A	.42%	.43%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.42% A	.42%	.43%	.45%	.45%	.45%
Expenses net of all reductions	.42% A	.42%	.42%	.45%	.45%	.44%
Net investment income	.78% A	1.31%	2.75%	5.86%	5.03%	4.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 679,959	$ 739,139	$ 918,804	$ 853,640	$ 815,659	$ 847,333

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan® U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,275 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $158.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPU-USAN-1203
1.784869.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Treasury
Money Market

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/03	% of fund's investments 4/30/03	% of fund's investments 10/31/02
0 - 30	43.0	33.5	33.6
31 - 90	24.2	32.3	33.8
91 - 180	24.2	31.8	25.8
181 - 397	8.6	2.4	6.8
Weighted Average Maturity
	10/31/03	4/30/03	10/31/02
Spartan U.S. Treasury Money Market Fund	71 Days	66 Days	72 Days
Treasury Retail Money Market Funds Average*	69 Days	67 Days	64 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
U.S. Treasury Bills 52.7%	U.S. Treasury Bills 98.5%
U.S. Treasury Notes 49.8%	U.S. Treasury Notes 9.5%
Net Other Assets** (2.5)%	Net Other Assets** (8.0)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 102.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 52.7%
11/6/03	0.86%	$ 31,200	$ 31,196
11/6/03	1.14	20,000	19,997
11/13/03	0.87	27,467	27,459
11/13/03	1.10	45,000	44,984
11/20/03	0.89	81,400	81,362
11/20/03	0.93	2,683	2,682
11/20/03	1.04	38,643	38,622
11/20/03	1.05	35,000	34,981
11/20/03	1.06	40,000	39,978
11/28/03	0.94	4,238	4,235
11/28/03	0.95	69,000	68,951
11/28/03	0.96	109,000	108,922
11/28/03	1.08	30,000	29,976
11/28/03	1.10	65,000	64,947
12/4/03	1.11	60,000	59,940
1/2/04	0.94	357,000	356,419
2/12/04	1.02	36,500	36,394
2/12/04	1.03	25,000	24,927
2/12/04	1.04	70,000	69,794
2/26/04	1.05 (a)	81,400	81,124
4/29/04	1.03	50,000	49,745
			1,276,635
U.S. Treasury Bonds - 14.0%
11/15/03	0.95	155,507	156,134
11/15/03	0.96	113,503	113,836
11/15/03	0.97	69,350	69,635
			339,605
U.S. Treasury Bonds - principal STRIPS - 1.3%
11/15/03	1.27	30,000	29,985
U.S. Treasury Notes - 34.0%
11/15/03	0.90	22,000	22,027
11/30/03	0.93	50,000	50,080
11/30/03	0.96	27,000	27,043
12/31/03	0.94	109,047	109,451
12/31/03	0.96	76,000	76,280
1/31/04	0.99	350,000	351,696
2/29/04	1.25	25,000	25,140
5/31/04	1.02	25,000	25,317
5/31/04	1.10	15,000	15,183
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Notes - continued
8/31/04	1.25%	$ 14,250	$ 14,349
8/31/04	1.28	15,000	15,100
8/31/04	1.29	25,000	25,165
10/31/04	1.15	25,000	25,232
10/31/04	1.21	25,000	25,218
10/31/04	1.25	16,875	17,014
			824,295
U.S. Treasury Notes - coupon STRIPS - 0.5%
2/15/04	1.20	13,000	12,954
TOTAL INVESTMENT PORTFOLIO - 102.5%	2,483,474
NET OTHER ASSETS - (2.5)%	(59,430)
NET ASSETS - 100%	$ 2,424,044
Total Cost for Income Tax Purposes $ 2,483,474
Legend

(a) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At period end, the value of securities pledged amounted to $81,124,000. The principal amount of the outstanding reverse repurchase agreement is $81,229,000.

Other Information

The fund invested in reverse repurchase agreements. The average daily balance during the period for which the reverse repurchase agreements were outstanding amounted to $83,872,429. The weighted average interest rate was 0.48%.

Income Tax Information
At April 30, 2003, the fund had a capital loss carryforward of approximately $51,000 all of which will expire on April 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 2,483,474
Receivable for fund shares sold		3,028
Interest receivable		23,727
Total assets		2,510,229

Liabilities
Payable for fund shares redeemed	$ 4,008
Distributions payable	70
Accrued management fee	853
Reverse repurchase agreement payable	81,244
Other payables and accrued expenses	10
Total liabilities		86,185

Net Assets		$ 2,424,044
Net Assets consist of:
Paid in capital		$ 2,424,301
Accumulated net realized gain (loss) on investments		(257)
Net Assets, for 2,423,613 shares outstanding		$ 2,424,044
Net Asset Value, offering price and redemption price per share ($2,424,044 ÷ 2,423,613 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)

Investment Income
Interest		$ 13,892

Expenses
Management fee	$ 5,266
Non-interested trustees' compensation	6
Interest	16
Total expenses before reductions	5,288
Net investment income		8,604
Net realized gain (loss) on investment securities		(126)
Net increase in net assets resulting from operations		$ 8,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003 (Unaudited)	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,604	$ 31,688
Net realized gain (loss)	(126)	(64)
Net increase (decrease) in net assets resulting from operations	8,478	31,624
Distributions to shareholders from net investment income	(8,604)	(31,688)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	490,016	1,967,969
Reinvestment of distributions	8,060	29,658
Cost of shares redeemed	(686,992)	(1,867,372)
Net increase (decrease) in net assets and shares resulting from share transactions	(188,916)	130,255
Total increase (decrease) in net assets	(189,042)	130,191

Net Assets
Beginning of period	2,613,086	2,482,895
End of period	$ 2,424,044	$ 2,613,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2003	Years ended April 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.012	.026	.056	.047	.046
Distributions from net investment income	(.003)	(.012)	(.026)	(.056)	(.047)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.34%	1.23%	2.66%	5.70%	4.81%	4.67%
Ratios to Average Net Assets E
Expenses before expense reductions	.42% A	.42%	.43%	.46%	.45%	.47%
Expenses net of voluntary waivers, if any	.42% A	.42%	.43%	.46%	.45%	.47%
Expenses net of all reductions	.42% A	.42%	.42%	.45%	.45%	.46%
Net investment income	.68% A	1.21%	2.57%	5.53%	4.70%	4.57%
Supplemental Data
Net assets, end of period (in millions)	$ 2,424	$ 2,613	$ 2,483	$ 2,257	$ 2,000	$ 2,090

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Reverse Repurchase Agreements. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. Information regarding the fund's investments in reverse repurchase agreements is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $6 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TMM-USAN-1203
1.784870.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 19, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 19, 2003